INVESTMENT SECURITIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amortized Cost	$ 666	$ 0
Fair Value	666
State and political subdivisions [Member]
Amortized Cost	666	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	$ 666	$ 0